Share Capital (Tables)	6 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	31 December 2024 No of shares	31 December 2024 $
Opening balance	80,994,098	51,508,320
Issue of shares Tanbreez acquisition (i)	8,395,523	90,000,000
Issue of shares suppliers	100,000	489,579
Total share capital	89,489,621	141,997,899

	30 June 2024 No of shares	30 June 2024 $
Opening balance	100	39,414
Cancellation of shares upon completion of business combination	(100)	-
Issue of shares upon completion of business combination Transaction (ii)	78,517,582	78,518
Issue of shares upon conversion of warrants (iii)	2,476,516	2,476
Share premium reserve	-	51,387,912
Total share capital	80,994,098	51,508,320

(i)	During the half year ended 31 December 2024, the following shares were issued on the completion of the business combination:
(ii)	During the year ended 30 June 2024, the following shares were issued on the completion of the business combination:
(iii)	During the year ended 30 June 2024, the following shares were issued upon the exercise of warrants: